Warrant liabilities - Warrants issued to Virgin, American and American (Details) £ in Thousands	12 Months Ended
	Dec. 31, 2021 GBP (£) shares	Dec. 31, 2022 GBP (£)	Oct. 29, 2021 shares
Disclosure of fair value measurement of liabilities [line items]
Warrant expenses | £	£ 111,611
Virgin Atlantic Warrant Instrument
Disclosure of fair value measurement of liabilities [line items]
Number of warrants issued	2,625,000		2,625,000
Value of warrants outstanding | £		£ 8,558
Warrant expenses | £	£ 8,558
American Warrant Instrument
Disclosure of fair value measurement of liabilities [line items]
Number of warrants issued	2,625,000
Warrant expenses | £	£ 21,186
Number of warrants exercised during the period	2,625,000
Avolon Warrant Instrument
Disclosure of fair value measurement of liabilities [line items]
Number of warrants issued	6,378,600
Warrant expenses | £	£ 51,481
Number of warrants exercised during the period	6,378,600
Avolon Commercial Instrument
Disclosure of fair value measurement of liabilities [line items]
Number of warrants issued	3,765,000
Warrant expenses | £	£ 30,386
Number of warrants exercised during the period	3,765,000
Commitment from warrant holder to purchase aircraft, number of aircraft	100